Themes US R&D Champions ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Consumer Discretionary Products - 1.9%
Tesla, Inc. (a)	59	$18,742

Consumer Staple Products - 3.9%
Estee Lauder Cos., Inc. - Class A	279	22,543
Kenvue, Inc.	709	14,840
		37,383

Health Care - 15.4%
Align Technology, Inc. (a)	97	18,365
Boston Scientific Corp. (a)	163	17,508
Cooper Cos., Inc. (a)	205	14,588
Eli Lilly & Co.	19	14,811
GE HealthCare Technologies, Inc.	238	17,629
Intuitive Surgical, Inc. (a)	33	17,933
Johnson & Johnson	107	16,344
Medtronic PLC	197	17,172
Regeneron Pharmaceuticals, Inc.	28	14,700
		149,050

Industrial Products - 8.9%
Axon Enterprise, Inc. (a)	27	22,354
Carrier Global Corp.	268	19,615
Keysight Technologies, Inc. (a)	115	18,844
Vertiv Holdings Co. - Class A	196	25,168
		85,981

Materials - 2.1%
Corteva, Inc.	270	20,123

Media - 10.3%
Airbnb, Inc. - Class A (a)	137	18,131
Alphabet, Inc. - Class A	105	18,504
Electronic Arts, Inc.	115	18,365
Meta Platforms, Inc. - Class A	30	22,143
Trade Desk, Inc. - Class A (a)	312	22,461
		99,604

Retail & Wholesale - Discretionary - 1.9%
MercadoLibre, Inc. (a)	7	18,295

Software & Technology Services - 29.7%(b)
Adobe, Inc. (a)	45	17,410
ANSYS, Inc. (a)	52	18,263
Autodesk, Inc. (a)	60	18,574
Cadence Design Systems, Inc. (a)	56	17,256
CoStar Group, Inc. (a)	226	18,170
Fortinet, Inc. (a)	161	17,021
International Business Machines Corp.	70	20,635
Intuit, Inc.	27	21,266
Microsoft Corp.	42	20,891
Oracle Corp.	119	26,017
Roper Technologies, Inc.	30	17,005
ServiceNow, Inc. (a)	18	18,505
Synopsys, Inc. (a)	36	18,457
Veeva Systems, Inc. - Class A (a)	72	20,735
Zoom Communications, Inc. - Class A (a)	214	16,688
		286,893

Tech Hardware & Semiconductors - 25.8%(b)
Advanced Micro Devices, Inc. (a)	172	24,407
Apple, Inc.	79	16,208
Applied Materials, Inc.	111	20,321
Arista Networks, Inc. (a)	203	20,769
Broadcom, Inc.	87	23,982
Cisco Systems, Inc.	290	20,120
Lam Research Corp.	231	22,486
Motorola Solutions, Inc.	38	15,978
NetApp, Inc.	186	19,818
QUALCOMM, Inc.	113	17,996
Super Micro Computer, Inc. (a)	525	25,730
Texas Instruments, Inc.	105	21,800
		249,615
TOTAL COMMON STOCKS (Cost $908,286)		965,686

SHORT-TERM INVESTMENTS - 0.1%		Value
Money Market Funds - 0.1%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (c)	866	866
TOTAL SHORT-TERM INVESTMENTS (Cost $866)		866

TOTAL INVESTMENTS - 100.0% (Cost $909,152)		966,552
Other Assets in Excess of Other Assets - 0.0% (d)		16
TOTAL NET ASSETS - 100.0%		$966,568
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes US R&D Champions ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	965,686	–	–	965,686
Money Market Funds	866	–	–	866
Total Investments	966,552	–	–	966,552

Refer to the Schedule of Investments for further disaggregation of investment categories.